CONDENSED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 936,086	$ 28,878	$ 161,323
Prepaid expenses	96,150	0
Total Current Assets	1,032,236	28,878
Other Assets	143,686	63,337	35,832
Total Assets	1,175,922	92,215	197,155
Current Liabilities
Accounts payable and accrued expenses	167,052	558,349	48,177
Derivative liabilities	1,376,500	231,200	38,300
Covertible notes net of debt discount of $— and $43,167 at December 31, 2013 and 2012, respectively		0	258,039
Total Current Liabilities	1,543,552	789,549	344,516
Commitments and Contingencies		0	0
Stockholders' Deficit
Common shares of $0.01 par value: 50,000,000 shares authorized; 17,152,185 and 14,155,190 and 12,763,818 shares issued and outstanding at March 31, 2014 and December 31, 2013 and 2012, respectively	171,522	141,552	127,637
Additional paid-in capital	4,222,101	3,102,125	1,882,363
Accumulated deficit	(4,761,253)	(3,941,011)	(2,157,361)
Total Stockholders’ Deficit	(367,630)	(697,334)	(147,361)
Total Liabilities and Stockholders’ Deficit	$ 1,175,922	$ 92,215	$ 197,155